Subsequent Events	12 Months Ended
Aug. 31, 2014
Disclosure Text Block [Abstract]
Subsequent Events

9.  Subsequent Events

The company issued a news release on September 15, 2014 of their intention to issue a cash dividend. This is subject to final management and all necessary regulatory approvals. Otherwise than as disclosed above and within the financial statements there are no other subsequent events.